                      SEMIANNUAL REPORT / JANUARY 31, 2001

                             AIM MUNICIPAL BOND FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --


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                                     Artwork

                      -------------------------------------

                BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

       STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS TO FUND

       A WIDE ARRAY OF PROJECTS, INCLUDING ROADS, BRIDGES AND RECREATIONAL

     FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN COMMUNITIES ACROSS THE

      NATION. SCOTT'S PAINTING CAPTURES A SLICE OF AN URBAN LANDSCAPE MADE

                MORE HOSPITABLE AND ENJOYABLE BY THESE PROJECTS.

                      -------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical, and they represent fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities) is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/01, including sales charges

================================================================================
CLASS A SHARES
  10 years                           5.84%
  5 years                            3.45
  1 year                             4.56*
  *9.74% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)                 3.72%
  5 years                            3.31
  1 year                             3.89*
  *8.89% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                 3.31%
  1 year                             7.90*
  *8.90% excluding CDSC

Past performance cannot guarantee comparable future results.
================================================================================

   MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

   The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 12/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 3.42%; five years, 3.45%; 10 years, 5.93%. Class B shares, one year, 2.79%; five years, 3.31%; inception (9/1/93), 3.69%. Class C shares, one year, 6.80%; inception (8/4/97), 3.25%.

                             AIM MUNICIPAL BOND FUND


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                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    It's an honor to address you as the AIM Funds' new chairman.
[PHOTO OF           I feel privileged to succeed Ted Bauer, who recently retired
ROBERT H.           as AIM's chairman after a long, successful career in the
GRAHAM]             investment industry. Ted has always shown the highest degree of integrity and commitment to excellence, and I have always admired him greatly. I'm also proud to be part of the team that launched AIM almost 25 years ago. From the beginning, AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

UNCERTAIN MARKETS
Over the six months covered by this report, the stock market and certain segments of the bond market (particularly the high-yield bond market) were rather unsettling, especially for investors who have only experienced the bull market of the 1990s. After almost a decade of double-digit returns, the S&P 500 finished 2000 in negative territory and continued to struggle in January 2001. Throughout the reporting period, overseas markets were more turbulent than their U.S. counterpart.

One point this market has driven home is the importance of diversification. While the S&P 500 declined by 3.98% for the six-month period ended January 31, 2001, the Lehman Aggregate Bond Index of investment-grade bonds returned 8.12% during that time frame. Perhaps now more than ever, it's important to spread your investments across different types of assets.

OUR RESPONSE
What do we at AIM do when markets are so uncertain? We stick with our motto:
Invest with Discipline. We continue to manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds while making prudent adjustments to our portfolios. We know that every now and then there will be a difficult period in the markets, a period that requires patience from all of us. Remember that the long-term historical trend of the markets is upward.

REASONS FOR OPTIMISM
Though markets may remain uncertain for some time and we have no way to predict when that will change, there are reasons for optimism. Shortly after the close of the calendar year, the Federal Reserve Board lowered interest rates, and many expect more cuts in the months to come. With the correction and lower rates, we now see the most attractive stock-market valuation in several years. While there is concern that the economy's record expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has reversed course, adding liquidity and lowering rates. Historically, this has proven to be an important catalyst to stabilizing the economy and turning markets. Declining interest rates bode well for stocks and bonds, especially hard-hit markets such as high-yield bonds.

THE VALUE OF ADVICE
The current environment illustrates the value of professional money management. When markets are volatile, many investors may be tempted to make decisions based on emotion, not strategy. The wisest choice is to rely on a professional money manager, keeping in mind that mutual funds are long-term investments.

In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the six months ended January 31, 2001. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM MUNICIPAL BOND FUND WEATHERS ROUGH RIDE


THE SIX-MONTH PERIOD COVERED BY THIS REPORT GAVE INVESTORS A ROLLER-COASTER RIDE. HOW HAS THE FUND PERFORMED?
The fund continued to provide attractive current income, exempt from federal income taxes. For the six months ended January 31, 2001, total return was 4.71% for Class A shares and 4.31% for both Class B and Class C shares. (These returns are at net asset value, that is, without sales charges.) By comparison, the fund's peer group in the Lipper General Municipal Debt Fund Index returned 6.11%, and the Lehman Municipal Bond Index returned 6.47%. During the reporting period, net asset value (NAV) per share remained between $7.82 and $8.07 for all share classes, extending the fund's long-time record of relative price stability.
   As of January 31, 2001, the fund's total net assets stood at $383 million, up from $359 million on July 31, 2000.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKET DURING THE REPORTING PERIOD? Investment-grade bonds, particularly U.S. Treasury and government agency issues, outperformed stocks in 2000. Treasuries benefited from a federal budget surplus that allowed the government to begin buying back its long-term debt. As the supply of long bonds was reduced, investors bid up the price of those that remained.
   With risk-averse investors fleeing the stock market, government bonds were the star performers in 2000. But with the Fed's end-of-the-period rate cuts, investors began to rotate out of the relative safety of Treasuries and into the credit market. For the first time in months, credit markets out-performed government markets in January.

HOW DID MUNICIPAL BONDS PERFORM?
While the equity markets suffered a dramatic downturn, investors turned to the safety and relative security of fixed-income securities of all stripes, and municipal bonds in particular.
   Demonstrating the need for diversification, munis outperformed equities for the seventh time in the last 25 years. Most of the price appreciation was focused on the intermediate and long end of the yield curve, with higher-quality bonds benefiting most. Long bonds fared better than shorter credits in the quarter.
   With strong price appreciation come lower yields, and muni yields fell across the breadth of the yield curve. Most of the price rise came in December, as investors reacted to November's capitulation in the equity markets. In December alone, yields fell by 20 basis points for one- and two-year securities, and nearly 30 basis points for 20- to 30-year credits. Prices were driven by a combination of strong demand and limited supply. Investors sought muni bonds as a safe haven. States and municipalities, however, have cut back on muni issuance; new supply hit its yearly low in December, since states and municipalities were flush with cash from the long economic expansion.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund is managed primarily for NAV stability and relatively high yield, which leads to a shorter-than-average duration. The fund's duration was 4.9 years, compared to 8.1 years average for the category. Duration is a measure of volatility: the shorter the duration, the less sensitive a fund's NAV will be to changes in

                                     Artwork

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 1/31/01

================================================================================
                                        30-DAY
          30-DAY         TAXABLE-       SEC YIELD      TAXABLE-
          DISTRIBUTION   EQUIVALENT     AT MAXIMUM     EQUIVALENT
          RATE AT        DISTRIBUTION   OFFERING       30-DAY
CLASS     NAV            RATE*          PRICE          SEC YIELD*
--------------------------------------------------------------------------------
A         5.11%          8.46%          3.96%          6.56%


B         4.35           7.20           3.40           5.63


C         4.36           7.22           3.40           5.63

*Assumes highest marginal federal income tax rate of 39.6%. Past performance cannot guarantee comparable future results.
================================================================================


CLASS A SHARES VS.
30-YEAR U.S. TREASURY BOND (BAR CHART)

As of 1/31/01

================================================================================
   TAXABLE-             TAXABLE-            30-YEAR
  EQUIVALENT           EQUIVALENT          TREASURY
 DISTRIBUTION            YIELD*              BOND
    RATE*
--------------------------------------------------------------------------------
    8.46%

                         6.56%

                                             5.53%
================================================================================

HISTORY OF NET ASSET VALUE STABILITY
CLASS A SHARES

                                  [Line Chart]

1/31/91-1/31/01

================================================================================
05/01/00     $8.11                                               02/01/95  $7.72
08/01/00      8.12                                               05/01/95   7.80
11/01/00      8.17                                               08/01/95   7.83
02/01/01      8.18                                               11/01/95   8.01
05/01/01      8.11                                               02/01/96   8.03
08/01/01      8.31                                               05/01/96   8.00
11/01/01      8.28                                               08/01/96   8.50
02/01/02      8.38                                               11/01/96   8.11
05/01/02      8.27                                               02/01/97   8.31
08/01/02      8.31                                               05/01/97   8.48
11/01/02      8.38                                               08/01/97   8.54
02/01/03      8.41                                               11/01/97   8.74
05/01/03      8.30                                               02/01/98   8.68
08/01/03      8.08                                               05/01/98   8.12
11/01/03      7.81                                               08/01/98   8.17
02/01/04      7.67                                               11/01/98   7.86
05/01/04      7.73                                               02/01/99   7.91
08/01/04      7.83                                               05/01/99   8.03
11/01/04      7.86                                               08/01/99   8.17
02/01/05      7.99                                               11/01/99   8.21
                                                                 02/01/00   8.32
================================================================================

This chart has no calculations; it only tracks net asset value (NAV). There is no guarantee that the fund will maintain a constant NAV. The NAV per share for Class A, Class B and Class C shares has not differed by more than $0.02 per share.

          See important fund and index disclosures inside front cover.

                             AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


                                     Artwork

PORTFOLIO COMPOSITION

As of 1/31/01, based on total net assets

TOP FIVE BOND HOLDINGS

================================================================================
                                       COUPON     MATURITY        %
--------------------------------------------------------------------------------
1. New York State                       7.38%     01/01/02       2.16
   Urban Development Corp.

2. Louisiana (State of)                 6.55      09/01/25       1.57
   Local Government Environmental
   Facilities and Community
   Development Authority

3. Connecticut (State of)               6.50      03/15/02       1.51

4. Mississippi Higher                   7.50      09/01/09       1.37
   Education Assistance Corp.

5. New York (City of)                   7.65      02/01/02       1.32

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================

PERCENTAGE OF HOLDINGS

                                   [PIE CHART]

================================================================================
Escrowed/Pre-Refunded/Other   27.80%

General Obligation            15.14%

Revenue                       57.06%
================================================================================

interest rates. When interest rates are falling and prices rising, longer-duration funds will outperform on a total-return basis. On the flip side, when rates are rising, shorter-duration funds should outperform because they should be insulated from falling prices.
   The fund's focus on bear-market protection--hold your own when prices are falling--means we typically lag in bull markets. For the reporting period, the fund lagged both the market and its peer group as yields fell and prices rose. And as yields in the market fell 30 or more basis points, the fund's yield fell only 10 basis points.
   The fund had 263 holdings at the end of the reporting period. Approximately 62% were rated AAA, with more than 86% of the portfolio rated A or better (as measured by Standard & Poor's and Moody's, two widely known credit-rating agencies, whose historical ratings are based on analysis of the credit quality of the portfolio's individual securities). Credit-enhanced securities (those backed with insurance or escrowed with U.S. Treasury securities) composed about 61% of the portfolio. The fund's quality remained high at an average of AA.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
Many experts think that the muni market may be poised for long-term growth. Demographics are positive for the market; one popular statistic notes that a baby boomer turns 50 every seven seconds. As they near retirement, boomers may exit the equity market to seek potentially less volatile investments. For these investors, muni bonds may make sense because of their relative stability and tax-free income potential.
   With yields hitting new lows, many states and cities are considering issuing bonds for new projects in 2001. The November elections saw a record dollar amount of bond issues pass (22 of the 25 largest bond issues on ballots passed). Demand may remain high, particularly if equity markets remain rocky.
   Regardless of market trends, we will continue to manage the fund for attractive income, exempt from federal income taxes, while maintaining relative NAV stability.

--------------------------------------------------------------------------------
READ THIS REPORT ONLINE!
A new service--electronic delivery of fund reports and prospectuses--is available. You can read the same AIM report you are reading now--online. Once you sign up for the service, we will send you a link to the report via e-mail. If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
   Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
   If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                            AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
   Even within AIM, only people involved with servicing your accounts have access to your information.
   To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]


  A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
         Funds--Registered Trademark-- o AMVESCAP National Trust Company



                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


PROTECT YOUR NEST EGG WITH FOUR TAX-TRIMMING STRATEGIES

Are taxes pecking away at your nest egg? There are ways to protect the funds you've carefully set aside for your life's goals--retirement, college for your children and grandchildren, a house or a dream vacation.

IRAs: DEFER, DEDUCT TAXES
One of the best ways to protect your income (and maybe even receive a tax deduction) is to contribute to a Traditional or Roth IRA. Setting up and managing an IRA is simple. For more information, please ask your financial consultant or visit AIM's Web site at www.aimfunds.com.
    To be eligible to make a Traditional IRA contribution, you must be under 70 1/2 and have earned income, or be a non-working spouse.
    If you don't have a pension plan at work, you can deduct up to $2,000 for the maximum allowable yearly IRA contribution. If you're covered by a plan at work, you may still qualify for a full or partial deduction. A married couple with one wage-earner can contribute up to $4,000 (up to $2,000 each) in two IRA accounts. This can help cut your tax bill significantly. For example, if you're in the 15% tax bracket, putting that $4,000 into IRAs can save you $600 in taxes. Even if your contribution is not tax-deductible, it still may be worthwhile to invest in an IRA. Contributions to Traditional IRAs grow tax-deferred until withdrawn.
    The Roth IRA provides another option for individuals with earned income below $110,000 for single filers ($160,000 for couples filing jointly). With a Roth IRA, you make after-tax contributions to your account. Withdrawals from the account are tax-free if the account has been open five years and one of the following conditions applies:

o   The account holder is at least 59 1/2;
o The account holder is buying a home for the first time ($10,000 lifetime maximum);
o   The account holder has become disabled; or
o   The account holder has died.

    AIM's Web site (www.aimfunds.com) offers a Roth IRA Analyzer and a Roth Rollover Calculator.
    Another IRA option allows you to save for a child's college education. The Education IRA allows you to contribute $500 after taxes each year to a special account set up in a child's name.

EMPLOYER PLANS OFFER TAX HELP
Other ways of reducing your tax bill include putting some of your earnings in retirement plans that may be offered by your employer. These include the popular 401(k) and 403(b) plans. 403(b) plans are specifically for employees of public educational institutions such as school systems, universities and medical schools,

THE EARLY BIRD MAY HATCH THE BIGGEST EGG

Whether you're contributing to an IRA or any other investment, the earlier you start, the better. The reason is simple: compounding. Reinvesting your distributions allows your earnings to grow over time. Here are some examples:

o Starting at 25, Susan contributed $2,000 a year to her IRA for 10 years--a total of $20,000--and then allowed the investment to accrue until she turned
    65. She ended up with $611,815 for her retirement.
o Bill started investing at 35. He contributed $2,000 a year to his IRA for 15 years--a total of $30,000--and then allowed the investment to accrue until he turned 65. He had $291,987 for retirement.
o Kate waited until she was 45 to start investing for retirement. She contributed $2,000 a year to her IRA for 20 years--a total of $40,000--and ended up with only $126,005.
    Even though Susan initially contributed the least amount of money to her IRA for the shortest period of time, she ended up with more money at retirement than Bill or Kate because of the power of compounding over time.

                                     [CHART]

===============================
 Susan         Bill        Kate
$  2,200
   4,620
   7,282
  10,210
  13,431
  16,974
  20,872
  25,159
  29,875
  35,062
  38,569    $  2,200
  42,425       4,620
  46,668       7,282
  51,335      10,210
  56,468      13,431
  62,115      16,974
  68,327      20,872
  75,159      25,159
  82,675      29,875
  90,943      35,062
 100,037      40,769   $  2,200
 110,041      47,045      4,620
 121,045      53,950      7,282
 133,149      61,545     10,210
 146,464      69,899     13,431
 161,110      76,889     16,974
 177,222      84,578     20,872
 194,944      93,036     25,159
 214,438     102,340     29,875
 235,882     112,574     35,062
 259,470     123,831     40,769
 285,417     136,214     47,045
 313,959     149,836     53,950
 345,355     164,819     61,545
 379,890     181,301     69,899
 417,879     199,431     79,089
 459,667     219,374     89,198
 505,634     241,312    100,318
 556,197     265,443    112,550
 611,817     291,987    126,005
===============================

                                      SUSAN
                                    $611,815

                                      BILL
                                    $291,987

                                      KATE
                                    $126,005

                                    [GRAPHIC]

Please keep in mind that this is a hypothetical example and not indicative of the performance of any investment, IRA or AIM fund. Results are based on an average annual total return of 10%. Your actual return is not likely to be constant from year to year, and there is no guarantee that a specific rate of return will be achieved. Source: Towers Data Systems HYPO--Registered Trademark--.

                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


plus members of 501(c)3 organizations, such as museums, research foundations and religious institutions.
   Contributing to one of these plans can reduce the portion of your income that is subject to federal taxes. For example, if you make $55,000 annually and contribute $5,000 of that to your employer-sponsored retirement plan, you will reduce your taxable income by $5,000. In addition, your employer may match part of your contributions, adding extra impact.

ANNUITIES: ANOTHER OPTION
Have you contributed the maximum amount to your retirement plan? If so, annuities offer another way to grow assets tax-deferred. Offered by life insurance companies, annuities allow you to contribute as much and as often as you like. The larger your annual investments, the more you benefit from tax-deferred compounding. And an annuity includes a guaranteed benefit in case of your death.
   NOTE: With Traditional IRAs, annuities and employer-sponsored plans, payment of taxes on the growth of your investment is deferred until you withdraw it after retirement. At that point income taxes become due, but you could be in a lower tax bracket. There may be tax penalties for withdrawals made before 59 1/2.

MUNI BONDS: DELETING TAXES
Municipal-bond funds generally are exempt from federal income taxes. If you think they're just for the very wealthy, you may want to reconsider. If you are in the 28% tax bracket or above, municipal-bond funds may have a place in your portfolio. They can provide you with a steady stream of current income.
   When you take into consideration the federal tax-exempt status of municipal bonds--and the mutual funds that invest in them--their yields are compelling. The chart below shows how tax-exempt yields compare with taxable-equivalent yields.
   This discussion does not constitute tax advice. Please discuss your situation with your financial advisor and your tax advisor. They can help you choose investments that suit your risk tolerance, financial goals and current circumstances.

IS TAX-EXEMPT INVESTING FOR YOU?

o    Has your federal income tax bill gone up in the past few years?
o    Do your investments provide a significant amount of your income?
o    Do you depend on income from investments to cover current expenses?
o Are you reinvesting your distributions for long-term growth and paying taxes on those distributions?
o Do you contribute the maximum possible to retirement plans offered by your employer?

   If you answered yes to any of these questions, ask your financial consultant about tax-exempt investing.

COMPARING YIELDS SHOWS APPEAL OF TAX-EXEMPT INVESTING

Depending on your income bracket, a tax-exempt bond fund may be more advantageous than a taxable fund. The table shows how the yield on a tax-exempt investment can be as attractive as that of a higher-yielding taxable investment.
   Suppose, for example, you are in the 28% tax bracket and you invest in a municipal-bond fund with a 5% yield. A fund that is subject to federal income taxes would have to have a yield of at least 6.9% to be competitive, as demonstrated in this chart.

TAX-EXEMPT VS. TAXABLE-EQUIVALENT YIELD
at 2000 federal income tax rates*

                                         TAX-EXEMPT YIELD
                           MARGINAL      5%            6%           7%
TAXABLE INCOME             INCOME
(JOINT RETURN)             TAX RATE      TAXABLE-EQUIVALENT YIELD
 $0-$43,850                15%           5.9%         7.1%         8.2%

$43,851-$105,950           28            6.9          8.3          9.7

$105,951-$161,450          31            7.2          8.7         10.1

$161,451-$288,350          36            7.8          9.4         10.9

More than $288,350         39.6          8.3          9.9         11.6

This chart is for illustrative purposes only and is not intended to project the performance of any AIM fund. *A portion of distributions from a federally tax-exempt investment may be subject to state income taxes or the alternative minimum tax.

                             AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
January 31, 2001
(Unaudited)

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ALABAMA-1.00%

Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999 C
  RB
  5.75%, 07/01/17             AA    Aa3      $1,400   $  1,497,090
------------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project); Refunding
  Environmental Improvement
  Series IDR
  6.40%, 11/01/26(b)          --   Baa1       2,315      2,345,674
==================================================================
                                                         3,842,764
==================================================================

ALASKA-0.67%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)         AAA    Aaa       2,300      2,369,805
------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33            AAA    Aaa         185        188,360
==================================================================
                                                         2,558,165
==================================================================

ARIZONA-1.41%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)          --    Aa2       1,900      1,957,057
------------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992 E
  GO
  6.50%, 07/01/05             A+    A2        3,100      3,432,475
==================================================================
                                                         5,389,532
==================================================================

ARKANSAS-0.80%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06             AA    Aa3       2,000      2,018,880
------------------------------------------------------------------
Van Buren (County of);
  Refunding Sales and Use
  Tax Series 2000 RB
  5.60%, 12/01/25(c)          --    Aaa       1,000      1,042,100
==================================================================
                                                         3,060,980
==================================================================

CALIFORNIA-1.98%

Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens); Series
  2000 COP
  6.10%, 02/15/25             AA    --        1,000      1,086,410
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19             AA    --       $2,085   $  2,182,849
------------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series 1999
  COP
  6.00%, 08/15/24             AA    --        1,000      1,068,670
------------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno Pacific
  University); Series 2000
  A RB
  6.05%, 03/01/11             --   Baa3       1,350      1,504,872
------------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)      AAA    Aaa         400        459,748
------------------------------------------------------------------
Sacramento (City of)
  California City Financing
  Authority (Senior
  Convention Center Hotel);
  Series 1999 A RB
  6.25%, 01/01/30(f)          --    --          750        736,568
------------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04            BBB    --          500        548,795
==================================================================
                                                         7,587,912
==================================================================

COLORADO-1.77%

Adams (County of) Colorado
  School District No. 1;
  Unlimited Tax Series 1992
  A GO
  6.63%, 12/01/02(d)(e)      AAA    Aaa         500        532,470
------------------------------------------------------------------
Aurora (City of); Public
  Improvement Series 2000
  COP
  5.50%, 12/01/30(c)         AAA    Aaa       2,000      2,040,900
------------------------------------------------------------------
Colorado Health Facilities
  Authority (National
  Jewish Medical and
  Research Project);
  Hospital Series RB
  5.38%, 01/01/29            BBB    --        1,000        791,770
------------------------------------------------------------------
Colorado (State of) E-470
  Public Highway Authority;
  Series 2000 A RB
  5.75%, 09/01/35(c)         AAA    Aaa       1,000      1,062,540
------------------------------------------------------------------
Highlands Ranch Metro
  District No. 1; Unlimited
  Tax Refunding &
  Improvement Series A GO
  7.30%, 09/01/02(d)(e)      NRR    NRR         500        542,600
------------------------------------------------------------------
Mesa County School District
  No. 51; Series 1989 B COP
  6.88%, 12/01/05(c)         AAA    Aaa       1,465      1,517,418
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Refunding
  Unlimited Tax Series GO
  7.95%, 12/01/02(d)(e)      NRR    NRR      $   50   $     54,245
------------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unrefunded
  Balance Unlimited Tax
  Series GO
  7.95%, 12/01/03(f)          --    --          220        228,030
==================================================================
                                                         6,769,973
==================================================================

CONNECTICUT-1.99%

Connecticut (State of);
  General Purpose Public
  Improvement Series 1992-A
  GO
  6.50%, 03/15/02(d)(e)      NRR    NRR       5,500      5,791,335
------------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)          A     --        1,000      1,002,300
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17             AA    Aa3         800        838,856
==================================================================
                                                         7,632,491
==================================================================

DELAWARE-0.08%

Delaware (State of)
  Economic Development
  Authority (Osteopathic
  Hospital Association);
  Series A RB
  6.75%, 01/01/13(d)          --    Aaa         250        294,805
==================================================================

DISTRICT OF COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)         AAA    Aaa       1,000      1,026,820
==================================================================

FLORIDA-2.08%

Capital Trust Agency
  (Reliance Community
  Revitalization Project);
  Multi-Family Housing VRD
  Series 1999 B RB
  (Acquired 11/03/00; Cost
  $101,000)
  4.63%, 12/01/32(g)(h)      A-1+   --          101        101,000
------------------------------------------------------------------
Crossings at Fleming Island
  (Community Development
  District Special
  Assessment); Refunding
  Series 2000 B RB
  5.80%, 05/01/16(c)         AAA    Aaa       1,000      1,084,970
------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)         BBB+  Baa1       1,125      1,164,847
------------------------------------------------------------------
Escambia (County of) Health
  Facilities Authority
  (Health Care Facility
  Loan-Veterans Hospital
  Project); Hospital Series
  2000 RB
  5.95%, 07/01/20(c)          --    Aaa       1,000      1,088,340
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of)
  Electric Authority; Water
  & Sewer Series 2000 A RB
  5.30%, 10/01/30            AA-    Aa3      $1,000   $    991,060
------------------------------------------------------------------
Miami (City of) Dade County
  Florida Aviation (Miami
  International Airport);
  Series 2000 B RB
  5.75%, 10/01/29(c)         AAA    Aaa       2,000      2,102,480
------------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992 A
  RB
  6.70%, 10/01/01(d)(e)      NRR    NRR       1,120      1,165,976
------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); Series
  1992 RB
  7.75%, 12/01/02(d)(e)      NRR    NRR         250        273,368
==================================================================
                                                         7,972,041
==================================================================

GEORGIA-0.43%

Georgia (State of) Housing
  and Finance Authority
  (Home Ownership
  Opportunity Program);
  Series C RB
  6.50%, 12/01/11            AA+    Aa2         585        611,372
------------------------------------------------------------------
Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); Refunding IDR
  6.60%, 06/01/12             A+    --        1,000      1,043,590
==================================================================
                                                         1,654,962
==================================================================

ILLINOIS-8.71%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)      AAA    Aaa       3,250      3,352,017
------------------------------------------------------------------
Chicago (City of);
  Refunding Unlimited Tax
  Series 2000 C GO
  5.50%, 01/01/40(c)         AAA    Aaa       1,750      1,767,867
------------------------------------------------------------------
Chicago (City of) (Cottage
  View Terrace Apartments);
  FHA/GNMA Collateralized
  Multi-Family Housing
  Series 2000 A RB
  6.13%, 02/20/42(b)         AAA    --        1,580      1,611,316
------------------------------------------------------------------
Cook (County of); Unlimited
  Tax Series 1992 B GO
  5.75%, 11/15/02(d)(e)      AAA    Aaa       2,000      2,114,400
------------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series 2000
  GO
  6.00%, 12/01/29(c)         AAA    Aaa       1,000      1,075,790
------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 1991 O RB
  6.50%, 06/15/01(d)(e)      AAA    NRR       1,500      1,546,500
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems Project);
  Hospital Series 1997 A RB
  6.00%, 11/15/11            AAA    Aaa      $2,500   $  2,826,950
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons); VRD
  Series 1996 RB
  (LOC-Northern Trust Co.)
  6.00%, 11/15/11(g)         A-1+   --          668        668,000
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16             --    A1        2,000      2,071,840
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  State University); Series
  1998 B RB
  5.50%, 05/15/18             A     --        1,000        894,700
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Medium Term
  Series RB
  5.25%, 11/01/14(e)         AA+    Aa1       1,000      1,059,300
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert Morris
  College); Series 2000 RB
  5.80%, 06/01/30(c)          --    Aaa       1,000      1,034,590
------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Blessing Hospital);
  Series 1999 A RB
  6.00%, 11/15/19(c)         AAA    Aaa       1,000      1,073,930
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Refunding Series
    1992 A 04/15/22(d)(e)    NRR    Aaa       1,000      1,136,590
------------------------------------------------------------------
  6.25%, Series 1992 C
    04/15/22(d)(e)           NRR    NRR       1,150      1,302,271
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Sisters Health Care);
  Series 1992 RB
  6.40%, 09/01/04(d)         AAA    Aaa       2,000      2,176,280
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); Hospital
  Series 1992 RB
  7.25%, 05/01/02(d)(e)      NRR    NRR         200        212,706
------------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
    04/01/14(c)              AAA    Aaa       1,000      1,042,040
------------------------------------------------------------------
  5.75%, Series 1991 RB
    04/01/22                 AA-    Aa3       4,750      4,815,788
------------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)          AA    --           55         56,371
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Tazewell County Community
  High School District No.
  303 (Pekin); Unlimited
  Tax Series 1996 GO
  5.63%, 01/01/14(c)         AAA    Aaa      $1,435   $  1,501,182
==================================================================
                                                        33,340,428
==================================================================

INDIANA-2.39%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)          --    --           85         89,530
------------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)         AAA    Aaa         735        785,825
------------------------------------------------------------------
Indiana (State of) (Special
  Program); Series 2000 A
  RB
  5.90%, 02/01/14(c)         AAA    Aaa       1,000      1,099,140
------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Series
  B-1 RB
  6.15%, 07/01/17             --    Aaa         145        150,894
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Highway Series
  2000 RB
  5.38%, 12/01/25             AA    Aa2       2,000      2,011,220
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority (Airport Lease
  Facility); Series 1992 A
  RB
  6.25%, 11/01/02(d)(e)      NRR    Aaa         395        420,375
------------------------------------------------------------------
  6.25%, 11/01/16             AA    A1          105        109,435
------------------------------------------------------------------
Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)          --    Aaa       1,795      1,872,759
------------------------------------------------------------------
Indianapolis (City of)
  Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(c)         AAA    Aaa       2,500      2,619,850
==================================================================
                                                         9,159,028
==================================================================

KANSAS-0.71%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999 A
  RB
  6.25%, 11/15/19(f)          --    --        1,500      1,307,040
------------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)      NRR    NRR         250        285,780
------------------------------------------------------------------
Overland Park (City of)
  Development Corp.; First
  Tier Series 2001 A RB
  7.38%, 01/01/32(f)          --    --        1,135      1,137,259
==================================================================
                                                         2,730,079
==================================================================

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE

KENTUCKY-1.95%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities Series
  RB
  5.88%, 05/01/08(f)          --    --       $  595   $    564,810
------------------------------------------------------------------
Kenton (County of) Airport
  Board (Delta Airlines
  Project); Special
  Facilities Series 1992 A
  RB
  7.13%, 02/01/21(b)         BBB-  Baa3       3,635      3,739,361
------------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13             --    Aa        3,000      3,155,160
==================================================================
                                                         7,459,331
==================================================================

LOUISIANA-5.44%

Lafayette (City of) Public
  Improvement; Sales Tax
  Series 2000 A
  5.50%, 03/01/23(c)         AAA    Aaa       1,360      1,399,875
------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities and Community
  Development Authority
  (Capital Projects and
  Equipment Acquisition);
  6.30%, Series 2000 A RB,
    07/01/30(c)              AAA    Aaa       3,000      3,474,090
------------------------------------------------------------------
  6.55%, Series 2000 RB,
    09/01/25                  A     --        6,000      6,014,220
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Medical Center
  at New Orleans Project);
  RB
  6.13%, 10/15/07(c)         AAA    --        2,775      2,865,021
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of
  the Lake Regional
  Hospital); Refunding
  Hospital Series 1993 C RB
  6.00%, 12/01/01(c)(d)(e)   AAA    Aaa       1,000      1,040,720
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  RB
  6.00%, 10/01/16(c)         AAA    Aaa       2,500      2,712,350
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  No. 1 (Glenwood Regional
  Medical Center);
  Refunding Series 1996 RB
  5.70%, 05/15/16(c)         AAA    Aaa       1,000      1,055,930
------------------------------------------------------------------
St. John Baptist (Parish
  of) Sales Tax District;
  Public Improvement Series
  1987 RB
  7.60%, 01/01/08(d)         NRR    NRR         500        599,635
------------------------------------------------------------------
  7.60%, 01/01/09(d)         NRR    NRR         500        610,315
------------------------------------------------------------------
West Feliciana (Parish of)
  (Gulf States Utilities);
  Series A PCR
  7.50%, 05/01/15            BB+    Ba1       1,000      1,048,010
==================================================================
                                                        20,820,166
==================================================================

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE

MAINE-0.62%

Maine (State of) Education
  Loan Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)          --     A       $  770   $    797,943
------------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20             AA    Aa2       1,500      1,558,245
==================================================================
                                                         2,356,188
==================================================================

MASSACHUSETTS-3.53%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series 1991
  C GO
  7.00%, 08/01/01(d)(e)      NRR    NRR       2,450      2,541,802
------------------------------------------------------------------
Massachusetts (State of)
  Development Finance
  Agency (Briarwood
  Project); Series 2001 B
  RB
  7.88%, 12/01/15(f)          --    --        1,000      1,000,340
------------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991 A
  RB
  8.40%, 06/01/01(d)(e)      NRR    NRR       3,550      3,676,841
------------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)         AAA    --        1,000      1,066,610
------------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)          A+    Aa        1,845      1,920,553
------------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance Agency
  (Beverly Enterprises);
  Refunding Series RB
  8.00%, 05/01/02(f)          --    --          125        125,865
------------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)         AAA    Aaa       3,000      3,172,950
==================================================================
                                                        13,504,961
==================================================================

MICHIGAN-4.19%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)      NRR    NRR       1,000      1,026,120
------------------------------------------------------------------
  6.15%, 05/01/01(d)(e)      NRR    NRR       1,300      1,334,411
------------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)          A     --        1,000        935,720
------------------------------------------------------------------
Garden City Hospital
  Finance Authority (Garden
  City Hospital); Hospital
  Refunding Series A RB
  5.63%, 09/01/10             --    Ba3       1,000        837,720
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Lake Orion Community School
  District; Refunding
  Unlimited Tax Series 1994
  GO
  7.00%, 05/01/05(d)(e)      AAA    Aaa      $2,500   $  2,830,550
------------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series 1996
  GO
  6.00%, 05/01/06(d)(e)      AAA    Aaa       1,210      1,339,155
------------------------------------------------------------------
Michigan (State of) Bullock
  Creek School District;
  Unlimited Tax Series 2000
  GO
  5.50%, 05/01/22            AAA    Aaa       1,000      1,026,870
------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Rental Housing
  Series A RB
  6.60%, 04/01/12            AA-    --          945        987,459
------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/22            AAA    Aaa       1,000      1,029,180
------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(d)(e)      AAA    Aaa       4,275      4,686,640
==================================================================
                                                        16,033,825
==================================================================

MINNESOTA-0.28%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series 2000
  A GO
  5.90%, 12/01/20            AAA    Aaa       1,000      1,077,960
==================================================================

MISSISSIPPI-1.93%

Mississippi (State of)
  Development Board (Panola
  County Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28             A     --        2,500      2,177,025
------------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)          --     A        5,000      5,229,450
==================================================================
                                                         7,406,475
==================================================================

MISSOURI-0.82%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06             A     A3        1,435      1,445,834
------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp. (Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A
  RB
  7.00%, 11/01/01(d)(e)      NRR    NRR         605        620,942
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
MISSOURI-(CONTINUED)

Missouri (State of)
  Environmental Improvement
  and Energy Resources
  Authority; Series 1995 C
  PCR
  5.85%, 01/01/10             --    Aaa      $1,000   $  1,069,930
==================================================================
                                                         3,136,706
==================================================================

NEVADA-1.52%

Boulder (City of) (Boulder
  City Hospital Inc.
  Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)          --    --          500        407,675
------------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific Project);
  Refunding Series 1987 PCR
  6.55%, 10/01/13(c)         AAA    Aaa       3,000      3,142,860
------------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)      AAA    Aaa       1,000      1,053,080
------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A
  Tax Allocation Notes
  6.00%, 06/01/10             --   Baa3       1,185      1,225,385
==================================================================
                                                         5,829,000
==================================================================

NEW JERSEY-3.45%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992 COP
  6.60%, 12/01/21(c)         AAA    Aaa       1,250      1,294,037
------------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)       --    --        1,540      1,583,505
------------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project); Specialty
  Facilities
  6.40%, Series 1999 RB,
    09/15/23(b)               BB    Ba2       4,000      3,802,880
------------------------------------------------------------------
  6.25%, Series 1999 RB,
    09/15/29(b)               BB    Ba2       2,250      2,068,268
------------------------------------------------------------------
  7.00%, Series 2000 RB,
    11/15/30(b)               BB    Ba2       4,000      4,032,520
------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First Mortgage
  Series RB
  5.70%, 10/01/17(f)          --    --          500        417,200
==================================================================
                                                        13,198,410
==================================================================

NEW MEXICO-1.30%

Las Cruces South Central
  Solid Waste Authority;
  Environmental Services RB
  5.65%, 06/01/09             --    A3          575        600,444
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
NEW MEXICO-(CONTINUED)

Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)         AAA    Aaa      $2,000   $  2,116,280
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  6.25%, 06/01/04(d)(e)      AAA    Aaa       2,100      2,264,472
==================================================================
                                                         4,981,196
==================================================================

NEW YORK-10.44%

Metropolitan Transportation
  Authority; Dedicated Tax
  Fund Series 2000 A RB
  5.88%, 04/01/25(c)         AAA    Aaa       1,500      1,591,965
------------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)           AAA    Aaa       2,000      2,105,280
------------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
    02/01/02(d)(e)           NRR    Aaa       4,775      5,048,178
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)           NRR    NRR         350        367,650
------------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)           NRR    NRR         390        410,420
------------------------------------------------------------------
    02/01/15                  A     A2          110        114,735
------------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D
    02/01/02(d)(e)           NRR    Aaa       1,970      2,083,649
------------------------------------------------------------------
    02/01/09                  A     A2           30         31,558
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)       NRR    Aaa       1,990      2,122,136
------------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)           NRR    Aaa         500        566,055
------------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17         A     A2        3,035      3,261,957
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17              A     A2           10         10,531
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series 1991 B
    02/01/18(c)              AAA    Aaa         830        862,254
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series 1991 B
    02/01/02(d)(e)           AAA    Aaa         170        178,658
------------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 IDR (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)      NRR    NRR       1,500      1,592,280
------------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Water & Sewer
  Systems
  5.75%, Series 1997 B RB
    06/15/29                  AA    Aa3       3,850      3,994,529
------------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                  AA    Aa3       1,350      1,348,421
------------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)              AAA    Aaa       1,000      1,020,340
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)

New York (State of) Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16            BBB+  Baa1      $  365   $    365,715
------------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A RB
  6.50%, 05/15/06             A     A3        1,000      1,120,340
------------------------------------------------------------------
New York (State of)
  Environmental Facilities
  Corp.; Water Revenue
  Series 1991 E PCR
  6.88%, 06/15/01(d)(e)      AAA    Aaa       2,300      2,375,394
------------------------------------------------------------------
  6.88%, 06/15/10            AAA    Aaa       1,100      1,133,737
------------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)      NRR    Aaa       7,850      8,290,228
==================================================================
                                                        39,996,010
==================================================================

NORTH CAROLINA-1.52%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)         AAA    Aaa       1,500      1,709,040
------------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16             AA    Aa2         570        600,244
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07                 BBB+  Baa1       2,890      3,223,477
------------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(c)(d)           AAA    Aaa         260        297,796
==================================================================
                                                         5,830,557
==================================================================

OHIO-1.97%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(d)(e)      NRR    NRR         500        543,715
------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(c)         AAA    Aaa       1,000      1,061,030
------------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.88%, 07/01/17            AA-    Aa3       1,000      1,067,560
------------------------------------------------------------------
Lake Ohio School District;
  Unlimited Tax Series 2000
  GO
  5.75%, 12/01/26(c)         AAA    Aaa       2,500      2,628,075
------------------------------------------------------------------
Montgomery (County of) Ohio
  Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital Series
  RB
  5.50%, 12/01/09(d)(e)      NRR    NRR       1,000      1,092,640
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
OHIO-(CONTINUED)

Ohio Department of
  Transportation (Panhandle
  Rail Line Project);
  Series 1992 COP
  6.50%, 04/15/12(c)         AAA    Aaa      $1,100   $  1,151,612
==================================================================
                                                         7,544,632
==================================================================

OKLAHOMA-2.15%

Mustang Improvement Utility
  Authority; Series 1999 RB
  5.70%, 10/01/19(c)          --    Aaa       1,500      1,583,280
------------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18             AA    Aa3         675        706,914
------------------------------------------------------------------
  5.75%, 02/15/25             AA    Aa3       1,750      1,822,450
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. Johns
  Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)      NRR    NRR       2,000      2,212,680
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)      AAA    NRR         500        548,335
------------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B RB
  6.00%, 03/01/08             A+    --        1,305      1,377,454
==================================================================
                                                         8,251,113
==================================================================

OREGON-0.89%

Cow Creek Band Umpqua Tribe
  of Indians; Series B RB
  5.10%, 07/01/12(c)         AAA    Aaa       1,000      1,030,400
------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(d)(e)      AAA    NRR       1,200      1,302,744
------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)      AAA    NRR       1,000      1,087,160
==================================================================
                                                         3,420,304
==================================================================

PENNSYLVANIA-1.52%

Allegheny (County of) Port
  Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)          AAA    Aaa       1,000      1,078,570
------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing & Rehabilitation
  Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)      NRR    Aaa         100        113,989
------------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)         AAA    Aaa       1,250      1,376,662
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)         BBB-   --       $2,900   $  3,000,021
------------------------------------------------------------------
Scranton-Lackawanna Health
  & Welfare Authority
  (Moses Taylor Hospital
  Project); Series 1991 B
  RB
  8.50%, 07/01/01(d)(e)      AAA    NRR         250        260,058
==================================================================
                                                         5,829,300
==================================================================

PUERTO RICO-0.36%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991 P
  RB
  7.00%, 07/01/01(d)(e)      AAA    Aaa       1,325      1,372,038
==================================================================

RHODE ISLAND-0.62%

Rhode Island Depositors
  Economic Protection
  Corp.; Special Obligation
  Series 1992 A RB
  6.95%, 08/01/02(d)(e)      AAA    Aaa       1,250      1,336,150
------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04            AA+    Aa2       1,000      1,053,070
==================================================================
                                                         2,389,220
==================================================================

SOUTH CAROLINA-0.55%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24            BBB-  Baa3       1,150      1,104,713
------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Palmetto
  Health Alliance);
  Hospital Facilities
  Improvement Series 2000 A
  RB
  7.13%, 12/15/15            BBB   Baa1       1,000        994,900
==================================================================
                                                         2,099,613
==================================================================

SOUTH DAKOTA-0.56%

Aberdeen (City of) School
  District No. 6-1;
  Unlimited Tax Series 2000
  GO
  5.45%, 01/01/26(c)         AAA    Aaa       2,000      2,033,580
------------------------------------------------------------------
South Dakota Health and
  Educational Facility
  Authority (Huron Regional
  Medical Center); Series
  1994 RB
  7.25%, 04/01/20            BBB    --          100        102,570
==================================================================
                                                         2,136,150
==================================================================

TENNESSEE-0.95%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)         AAA    Aaa         975      1,028,001
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TENNESSEE-(CONTINUED)

Robertson and Sumner
  (Counties of) White House
  Utilities District; Water
  and Sewer Series 2000 RB
  6.00%, 01/01/26             --    Aaa      $1,000   $  1,068,890
------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)          --    --        1,000        830,500
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership Progressive
  Series Q RB
  6.80%, 07/01/17             AA    Aa2         675        698,342
==================================================================
                                                         3,625,733
==================================================================

TEXAS-20.78%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000 GO
  5.95%, 02/15/25(c)         AAA    Aaa       1,600      1,689,104
------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 1995 GO
  5.75%, 02/15/05(d)(e)      NRR    Aaa         705        755,612
------------------------------------------------------------------
  5.75%, Unrefunded Balance
    02/15/21                  --    Aaa         295        301,360
------------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991 RB
  6.50%, 05/15/01(d)(e)      AAA    Aaa       1,380      1,419,330
------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/05(d)(e)      AAA    Aaa       1,115      1,208,660
------------------------------------------------------------------
Austin Hotel Occupancy Tax;
  Refunding Sub. Lien 1999
  Series RB
  5.80%, 11/15/29(c)         AAA    Aaa       1,000      1,041,050
------------------------------------------------------------------
Bellville (City of)
  Independent School
  District; Unlimited Tax
  Series 1995 GO
  6.13%, 02/01/06(d)(e)      NRR    Aaa         535        588,489
------------------------------------------------------------------
  6.13%, Unrefunded Balance
    02/01/20                  --    Aaa         295        308,567
------------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion &
  Marrach Park Apartments);
  Multifamily Housing
  Series 2000 A RB
  6.10%, 08/01/30(c)          --    Aaa       1,000      1,031,670
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series A
  RB
  5.38%, 01/01/22(c)         AAA    Aaa       2,000      2,008,620
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992 C-1
  RB
  6.30%, 11/01/01(b)          --    Aaa      $  325   $    331,175
------------------------------------------------------------------
  6.45%, 11/01/02(b)          --    Aaa       1,135      1,175,179
------------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)      NRR    NRR       1,000      1,088,590
------------------------------------------------------------------
Carrollton (City of)
  Farmers Branch
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.00%, 02/15/18            AAA    Aaa       2,330      2,314,133
------------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999 GO
  5.75%, 08/01/28(c)          --    Aaa       1,000      1,033,890
------------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14             AA    Aa2       1,000      1,029,370
------------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)      NRR    NRR       2,030      2,094,960
------------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)         AAA    --        1,000      1,000,000
------------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)      AAA    Aaa       1,500      1,644,510
------------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)         AAA    Aaa       1,610      1,693,285
------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax and Sub.
  Lien Refunding Series
  1991 GO
  6.75%, 08/01/14            AA+    Aa1       3,850      3,989,639
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/03(d)(e)      AAA    NRR       1,000      1,059,080
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A RB
  5.25%, 10/01/29             AA    Aa2       2,000      1,900,520
------------------------------------------------------------------
Harris County Mental Health
  and Mental Retardation
  Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(c)         AAA    Aaa       4,500      4,658,355
------------------------------------------------------------------
Houston (City of); Airport
  Sub. Lien Series 2000 B
  RB
  5.50%, 07/01/30(c)         AAA    Aaa       1,000      1,017,570
------------------------------------------------------------------
Houston (City of); Limited
  Tax Series 1992 C GO
  6.25%, 03/01/02(d)(e)      NRR    NRR       1,470      1,514,806
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)         AAA    Aaa      $2,495   $  2,500,888
------------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent School
  District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO 08/15/04(d)(e)   AAA    Aaa         640        698,304
------------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)      AAA    Aaa         360        376,196
------------------------------------------------------------------
Katy (City of) Independent
  School District; Limited
  Tax Series 1999 GO
  6.13%, 02/15/32            AAA    Aaa       1,500      1,592,115
------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994 COP
  6.00%, 08/15/05(c)         AAA    Aaa       1,000      1,087,680
------------------------------------------------------------------
Killeen (City of); Limited
  Tax Series 2000 GO
  5.38%, 08/01/30(c)         AAA    Aaa       1,000        991,950
------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35                 AAA    --        2,500      2,625,775
------------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35                 AAA    --        1,000      1,064,150
------------------------------------------------------------------
Lockhart (City of) Tax and
  Utility Systems;
  Unlimited Tax Series 1996
  GO
  5.85%, 08/01/11(c)         AAA    Aaa         605        648,276
------------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)           AAA    Aaa       1,100      1,207,756
------------------------------------------------------------------
Matagorda (County of)
  Navigation District No. 1
  (Reliant Energy Project);
  Refunding Series 1999 B
  IDR
  5.95%, 05/01/30(b)         BBB   Baa1       2,250      2,119,433
------------------------------------------------------------------
North Central Texas Health
  Facilities Development
  Corp. (CC Young Memorial
  Project); Hospital Series
  RB
  5.38%, 02/15/25(c)          A     --        1,000        928,170
------------------------------------------------------------------
North Texas Higher
  Education Authority Inc.;
  Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)               --    Aa        1,000      1,036,190
------------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)               --     A          500        516,880
------------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series 1999
  A GO
  5.50%, 08/15/24            AAA    Aaa       1,000      1,014,250
------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.50%, 08/15/23            AAA    Aaa       1,615      1,643,731
------------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19            AAA    Aaa         850        911,345
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Plano (City of) Independent
  School District;
  Unlimited Tax Series 1991
  B GO
  5.63%, 02/15/01(d)(e)      AAA    Aaa      $2,500   $  2,501,550
------------------------------------------------------------------
Richardson (City of); Hotel
  Occupancy Limited Tax
  Series 2000 A COP
  5.75%, 12/15/21(c)         AAA    Aaa       2,000      2,085,740
------------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Richardson Medical
  Center); Hospital
  Unrefunded Balance Series
  1993 RB
  6.50%, 12/01/12            BBB+  Baa2         945        957,342
------------------------------------------------------------------
  6.75%, 12/01/23            BBB+  Baa2       1,000        989,550
------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  5.50%, 08/15/24            AAA    Aaa       3,500      3,549,875
------------------------------------------------------------------
Spring Branch Independent
  School District; Limited
  Tax Series 2000 GO
  5.75%, 02/01/24(c)         AAA    Aaa       1,700      1,768,918
------------------------------------------------------------------
Texas (State of); Veteran's
  Land Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)          AA    Aa1       2,000      2,093,320
------------------------------------------------------------------
Texas (State of) Department
  of Housing and Community
  Affairs (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16             A     --          310        330,407
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16            BBB+   --          735        746,481
------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)      AAA    Aaa         600        629,988
------------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital);
  Hospital Series A RB
  5.63%, 07/01/13             --   Baa2       1,000        890,140
------------------------------------------------------------------
United Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.13%, 08/15/26            AAA    Aaa       1,000        974,280
------------------------------------------------------------------
University of Texas; Series
  1999 B RB
  5.70%, 08/15/20            AAA    Aaa       1,000      1,050,220
------------------------------------------------------------------
Victoria (County of) (Texas
  Hospital Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)         AAA    Aaa       1,000      1,072,420
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)      NRR    Aaa      $  900   $    986,265
------------------------------------------------------------------
  6.40%, 02/15/12(c)          --    Aaa         100        107,269
==================================================================
                                                        79,594,378
==================================================================

UTAH-1.71%

Intermountain Power Agency
  (Utah Power Supply);
  Series 1986 B RB
  5.00%, 07/01/16             A+    A1        3,150      3,129,808
------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27            BBB    --        1,000        963,000
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Federally
  Insured Term Sub. Single
  Family Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06            AA-    --          200        210,432
------------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06            AA-    A1           90         95,153
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06                  --    Aa3         295        308,788
------------------------------------------------------------------
  6.45%, Series G-2
    07/01/27(b)              AAA    Aaa         780        808,907
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)         AA-    Aa3       1,000      1,033,640
==================================================================
                                                         6,549,728
==================================================================

VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital Series
  2000 A RB
  6.00%, 12/01/23(c)         AAA    Aaa       1,000      1,069,760
==================================================================

VIRGIN ISLANDS-0.79%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan Notes
  Series 1992 A RB
  7.25%, 10/01/02(d)(e)      AAA    NRR       1,000      1,082,870
------------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)      NRR    NRR       1,875      1,956,825
==================================================================
                                                         3,039,695
==================================================================

VIRGINIA-0.07%

Covington-Alleghany (County
  of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)          --    --           15         15,122
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
VIRGINIA-(CONTINUED)

Virginia (State of) Housing
  Development Authority;
  Commonwealth Mortgage
  Series A RB
  7.10%, 01/01/17            AA+    Aa1      $  250   $    257,533
==================================================================
                                                           272,655
==================================================================

WASHINGTON-1.79%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series 1995
  GO
  6.00%, 12/01/05(d)(e)      AAA    Aaa       1,000      1,090,980
------------------------------------------------------------------
King (County of); Unlimited
  Tax GO
  5.50%, 07/01/07(d)         AAA    Aaa         500        542,285
------------------------------------------------------------------
King (County of) Washington
  Sewer Authority; Series
  1999 RB
  5.50%, 01/01/22(c)         AAA    Aaa       1,000      1,022,170
------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series B
  RB
  6.30%, 01/01/17             A-     A        1,400      1,488,858
------------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series A RB
  5.75%, 07/01/12(c)         AAA    Aaa       2,000      2,142,140
------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)      AAA    Aaa         500        557,895
==================================================================
                                                         6,844,328
==================================================================

WISCONSIN-1.11%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F RB
  5.75%, 08/15/16(c)         AAA    Aaa       1,500      1,574,625
------------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother); Series
  1997 A RB
  5.90%, 08/15/24(c)         AAA    Aaa       2,500      2,603,625
------------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home Ownership
  Series 1994 E RB
  7.35%, 01/01/17             AA    Aa2          70         72,631
==================================================================
                                                         4,250,881
==================================================================

WYOMING-0.62%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital Series
  RB
  6.70%, 05/01/12(c)         AAA    Aaa         250        264,875
------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)         AAA    Aaa       1,000      1,085,730
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
WYOMING-(CONTINUED)

Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26             A     A3       $1,000   $  1,028,890
==================================================================
                                                         2,379,495
==================================================================
TOTAL INVESTMENTS (Cost
  $357,301,206)-98.00%                                 375,319,788
==================================================================
OTHER ASSETS LESS
  LIABILITIES-2.00%                                      7,654,411
==================================================================
NET ASSETS-100.00%                                    $382,974,199
__________________________________________________________________
==================================================================

Investment Abbreviations:

COP   - Certificates of Participation
FHA   - Federal Housing Administration
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sub.  - Subordinate
VRD   - Variable Rate Demand
GNMA  - Government National Mortgage Association

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)  Security subject to the alternative minimum tax.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)  Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 01/31/01.
(h) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144a under the Securities Act of 1933, as amended. The market value of this security at 01/31/01 was $101,000, which represented 0.03% of the Fund's net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $357,301,206)                                 $375,319,788
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,202,900
------------------------------------------------------------
  Fund shares sold                                 4,286,793
------------------------------------------------------------
  Interest                                         6,576,102
------------------------------------------------------------
Investment for deferred compensation plan             76,193
------------------------------------------------------------
Other assets                                          23,511
============================================================
    Total assets                                 388,485,287
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,632,006
------------------------------------------------------------
  Fund shares reacquired                             684,554
------------------------------------------------------------
  Dividends                                          704,280
------------------------------------------------------------
  Deferred compensation plan                          76,193
------------------------------------------------------------
Accrued advisory fees                                146,512
------------------------------------------------------------
Accrued administrative services fees                   8,175
------------------------------------------------------------
Accrued distribution fees                            154,855
------------------------------------------------------------
Accrued trustees' fees                                   594
------------------------------------------------------------
Accrued transfer agent fees                           24,736
------------------------------------------------------------
Accrued operating expenses                            79,183
============================================================
    Total liabilities                              5,511,088
============================================================
Net assets applicable to shares outstanding     $382,974,199
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $297,391,958
____________________________________________________________
============================================================
Class B                                         $ 74,408,437
____________________________________________________________
============================================================
Class C                                         $ 11,173,804
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           37,223,689
____________________________________________________________
============================================================
Class B                                            9,299,584
____________________________________________________________
============================================================
Class C                                            1,398,905
____________________________________________________________
============================================================
Class A:
  Net asset value price per share               $       7.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.99 divided by
      95.25%)                                   $       8.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.00
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       7.99
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                         $11,086,927
============================================================

EXPENSES:

Advisory fees                                        841,457
------------------------------------------------------------
Administrative services fees                          47,114
------------------------------------------------------------
Custodian fees                                         8,439
------------------------------------------------------------
Distribution fees -- Class A                         362,992
------------------------------------------------------------
Distribution fees -- Class B                         352,945
------------------------------------------------------------
Distribution fees -- Class C                          47,275
------------------------------------------------------------
Transfer agent fees -- Class A                        80,335
------------------------------------------------------------
Transfer agent fees -- Class B                        20,972
------------------------------------------------------------
Transfer agent fees -- Class C                         2,809
------------------------------------------------------------
Trustees' fees                                         4,078
------------------------------------------------------------
Other                                                161,200
============================================================
    Total expenses                                 1,929,616
============================================================
Less: Expenses paid indirectly                        (3,957)
============================================================
    Net expenses                                   1,925,659
============================================================
Net investment income                              9,161,268
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (377,903)
============================================================
Change in net unrealized appreciation of
  investment securities                            7,790,367
============================================================
Net gain from investment securities                7,412,464
============================================================
Net increase in net assets resulting from
  operations                                     $16,573,732
____________________________________________________________
============================================================

See Notes to Financial Statements.
 18

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999
(Unaudited)

                                                               SIX MONTHS    SEVEN MONTHS
                                                                 ENDED          ENDED        YEAR ENDED
                                                              JANUARY 31,      JULY 31,     DECEMBER 31,
                                                                  2001           2000           1999
                                                              ------------   ------------   ------------
OPERATIONS:

  Net investment income                                       $  9,161,268   $10,797,233    $ 19,807,361
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (377,903)   (6,118,133)     (3,713,985)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        7,790,367     9,924,682     (26,831,659)
========================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                16,573,732    14,603,782     (10,738,283)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (7,447,828)   (8,732,079)    (16,158,034)
--------------------------------------------------------------------------------------------------------
  Class B                                                       (1,541,119)   (1,770,019)     (3,218,044)
--------------------------------------------------------------------------------------------------------
  Class C                                                         (205,761)     (222,272)       (435,134)
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --            --        (288,606)
--------------------------------------------------------------------------------------------------------
  Class B                                                               --            --         (67,461)
--------------------------------------------------------------------------------------------------------
  Class C                                                               --            --          (9,104)
--------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        8,205,700   (14,365,926)     (8,643,725)
--------------------------------------------------------------------------------------------------------
  Class B                                                        5,635,977    (5,621,856)      5,334,838
--------------------------------------------------------------------------------------------------------
  Class C                                                        2,721,183    (1,486,944)        857,965
========================================================================================================
    Net increase (decrease) in net assets                       23,941,884   (17,595,314)    (33,365,588)
========================================================================================================

NET ASSETS:

  Beginning of period                                          359,032,315   376,627,629     409,993,217
========================================================================================================
  End of period                                               $382,974,199   $359,032,315   $376,627,629
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $376,090,430   $359,527,570   $381,002,296
--------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (40,974)       (7,534)        (80,397)
--------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (11,093,838)  (10,715,935)     (4,597,802)
--------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              18,018,581    10,228,214         303,532
========================================================================================================
                                                              $382,974,199   $359,032,315   $376,627,629
________________________________________________________________________________________________________
========================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $10,715,935 as of July 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2001, AIM was paid $47,114 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2001, AFS was paid $58,157 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the

1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $362,992, $352,945 and $47,275, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $51,663 from sales of the Class A shares of the Fund during the six months ended January 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2001, AIM Distributors received $9,157 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended January 31, 2001, the Fund paid legal fees of $2,346 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended January 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,957 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,957.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2001 was $46,046,471 and $37,249,136, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $20,003,854
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,985,272)
=========================================================
Net unrealized appreciation of investment
  securities                                  $18,018,582
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                             JANUARY 31,                     JULY 31,                     DECEMBER 31,
                                                 2001                          2000                           1999
                                      --------------------------    --------------------------    ----------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                      ----------    ------------    ----------    ------------    -----------    -------------
Sold:
  Class A                              7,231,479    $ 57,351,495     2,678,233    $ 20,753,046     10,431,994    $  85,813,744
------------------------------------------------------------------------------------------------------------------------------
  Class B                              2,333,888      18,468,625     1,323,354      10,242,284      3,700,766       30,098,258
------------------------------------------------------------------------------------------------------------------------------
  Class C                                747,833       5,908,487     1,196,822       9,264,086        851,082        6,903,087
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                493,703       3,900,927       600,193       4,643,890      1,102,784        8,919,262
------------------------------------------------------------------------------------------------------------------------------
  Class B                                120,481         953,288       149,624       1,159,114        264,015        2,137,326
------------------------------------------------------------------------------------------------------------------------------
  Class C                                 16,565         130,999        17,331         134,046         31,375          254,074
==============================================================================================================================
Reacquired:
  Class A                             (6,689,240)    (53,046,722)   (5,145,569)    (39,762,862)   (12,703,387)    (103,376,731)
------------------------------------------------------------------------------------------------------------------------------
  Class B                             (1,743,493)    (13,785,936)   (2,201,952)    (17,023,254)    (3,338,570)     (26,900,746)
------------------------------------------------------------------------------------------------------------------------------
  Class C                               (419,375)     (3,318,303)   (1,407,096)    (10,885,076)      (780,440)      (6,299,196)
==============================================================================================================================
                                       2,091,841    $ 16,562,860    (2,789,060)   $(21,474,726)      (440,381)   $  (2,450,922)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS     SEVEN MONTHS
                                             ENDED          ENDED                        YEAR ENDED DECEMBER 31,
                                          JANUARY 31,      JULY 31,      --------------------------------------------------------
                                             2001          2000(a)         1999        1998        1997        1996        1995
                                          -----------    ------------    --------    --------    --------    --------    --------
Net asset value, beginning of period       $   7.83        $   7.74      $   8.35    $   8.34    $   8.19    $   8.31    $   7.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.20            0.24          0.41        0.42        0.42        0.43        0.43
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.16            0.09         (0.61)       0.01        0.16       (0.12)       0.56
=================================================================================================================================
    Total from investment operations           0.36            0.33         (0.20)       0.43        0.58        0.31        0.99
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.20)          (0.24)        (0.41)      (0.42)      (0.43)      (0.43)      (0.43)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --              --            --          --          --          --       (0.03)
=================================================================================================================================
    Total distributions                       (0.20)          (0.24)        (0.41)      (0.42)      (0.43)      (0.43)      (0.46)
=================================================================================================================================
Net asset value, end of period             $   7.99        $   7.83      $   7.74    $   8.35    $   8.34    $   8.19    $   8.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                4.71%           4.32%        (2.45)%      5.28%       7.27%       3.90%      13.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $297,392        $283,416      $294,720    $327,705    $318,469    $278,812    $284,803
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        0.88%(c)        0.85%(d)      0.84%       0.82%       0.90%       0.80%      0.88%
=================================================================================================================================
Ratio of net investment income to
  average net assets                           5.11%(c)        5.32%(d)      5.01%       5.00%       5.14%       5.29%       5.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                          10%             18%           28%         19%         24%         26%         36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $288,026,187.
(d)  Annualized.

                                                                                   CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS     SEVEN MONTHS
                                                 ENDED          ENDED                      YEAR ENDED DECEMBER 31,
                                              JANUARY 31,      JULY 31,      ---------------------------------------------------
                                                 2001          2000(a)        1999       1998       1997       1996       1995
                                              -----------    ------------    -------    -------    -------    -------    -------
Net asset value, beginning of period            $  7.84        $  7.75       $  8.37    $  8.36    $  8.19    $  8.31    $  7.78
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.17           0.21          0.35       0.36       0.36       0.37       0.39
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.16           0.08         (0.62)      0.01       0.17      (0.13)      0.54
================================================================================================================================
    Total from investment operations               0.33           0.29         (0.27)      0.37       0.53       0.24       0.93
================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.17)         (0.20)        (0.35)     (0.36)     (0.36)     (0.36)     (0.37)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --             --            --         --         --         --      (0.03)
================================================================================================================================
    Total distributions                           (0.17)         (0.20)        (0.35)     (0.36)     (0.36)     (0.36)     (0.40)
================================================================================================================================
Net asset value, end of period                  $  8.00        $  7.84       $  7.75    $  8.37    $  8.36    $  8.19    $  8.31
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                    4.31%          3.84%        (3.28)%     4.48%      6.59%      2.99%     12.14%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $74,408        $67,363       $72,256    $72,723    $47,185    $33,770    $21,478
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets            1.63%(c)       1.61%(d)      1.59%      1.57%      1.66%      1.61%      1.68%(e)
================================================================================================================================
Ratio of net investment income to average net
  assets                                           4.36%(c)       4.56%(d)      4.26%      4.25%      4.38%      4.49%      4.46%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                              10%            18%           28%        19%        24%        26%        36%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $70,013,569.
(d)  Annualized.
(e) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS     SEVEN MONTHS       YEAR ENDED           AUGUST 4, 1997
                                                           ENDED          ENDED          DECEMBER 31,      (DATE SALES COMMENCED)
                                                        JANUARY 31,      JULY 31,      ----------------       TO DECEMBER 31,
                                                           2001          2000(a)        1999      1998              1997
                                                        -----------    ------------    ------    ------    ----------------------
Net asset value, beginning of period                      $  7.83         $ 7.74       $ 8.35    $ 8.35            $ 8.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.17           0.21         0.35      0.36              0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.16           0.08        (0.61)       --              0.04
=================================================================================================================================
    Total from investment operations                         0.33           0.29        (0.26)     0.36              0.19
=================================================================================================================================
Less distributions from net investment income               (0.17)         (0.20)       (0.35)    (0.36)            (0.14)
=================================================================================================================================
Net asset value, end of period                            $  7.99         $ 7.83       $ 7.74    $ 8.35            $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              4.31%          3.85%       (3.16)%    4.36%            2.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $11,174         $8,252       $9,652    $9,565            $  825
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.63%(c)       1.61%(d)     1.59%     1.57%             1.67%(d)
=================================================================================================================================
Ratio of net investment income to average net assets         4.36%(c)       4.56%(d)     4.26%     4.25%             4.37%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        10%            18%          28%       19%               24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,377,828.
(d)  Annualized.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the seven-months ended July 31, 2000 and the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the seven-months ended July 31, 2000 and the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the seven-months ended July 31, 2000 and the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

BOARD OF TRUSTEES                                      OFFICERS                                OFFICE OF THE FUND
Bruce L. Crockett                                      Robert H. Graham                        11 Greenway Plaza
Director                                               Chairman and President                  Suite 100
ACE Limited;                                                                                   Houston, TX 77046
Formerly Director, President, and                      Carol F. Relihan
Chief Executive Officer                                Senior Vice President and Secretary     INVESTMENT ADVISOR
COMSAT Corporation
                                                       Gary T. Crum                            A I M Advisors, Inc.
Owen Daly II                                           Senior Vice President                   11 Greenway Plaza
Formerly, Director                                                                             Suite 100
Cortland Trust, Inc.                                   Dana R. Sutton                          Houston, TX 77046
                                                       Vice President and Treasurer
Albert R. Dowden                                                                               TRANSFER AGENT
Chairman of the Board of Directors,                    Robert G. Alley
Cortlan Trust, Inc. and DHJ Media, Inc.; and           Vice President                          A I M Fund Services, Inc.
Director, Magellan Insurance Company                                                           P.O. Box 4739
                                                       Stuart W. Coco                          Houston, TX 77210-4739
Edward K. Dunn Jr.                                     Vice President
Chairman, Mercantile Mortgage Corp.;                                                           CUSTODIAN
Formerly Vice Chairman,                                Melville B. Cox
President and Chief Operating Officer,                 Vice President                          The Bank of New York
Mercantile-Safe Deposit & Trust Co.; and                                                       90 Washington Street
President, Mercantile Bankshares                       Karen Dunn Kelley                       11th Floor
                                                       Vice President                          New York, NY 10286
Jack Fields
Chief Executive Officer                                Edgar M. Larsen                         COUNSEL TO THE FUND
Twenty First Century Group, Inc.;                      Vice President
Formerly Member                                                                                Ballard Spahr
of the U.S. House of Representatives                   Mary J. Benson                          Andrews & Ingersoll, LLP
                                                       Assistant Vice President and            1735 Market Street
Carl Frischling                                        Assistant Treasurer                     Philadelphia, PA 19103
Partner
Kramer, Levin, Naftalis & Frankel LLP                  Sheri Morris                            COUNSEL TO THE TRUSTEES
                                                       Assistant Vice President and
Robert H. Graham                                       Assistant Treasurer                     Kramer, Levin, Naftalis & Frankel LLP
Director, President and Chief Executive Officer                                                919 Third Avenue
A I M Management Group Inc.                            Jim Coppedge                            New York, NY 10022
                                                       Assistant Secretary
Prema Mathai-Davis                                                                             DISTRIBUTOR
Member, Visiting Committee,                            Renee A. Friedli
Harvard University                                     Assistant Secretary                     A I M Distributors, Inc.
Graduate School of Education, New School University;                                           11 Greenway Plaza
Formerly, Chief Executive Officer,                     P. Michelle Grace                       Suite 100
YWCA of the U.S.A.                                     Assistant Secretary                     Houston, TX 77046

Lewis F. Pennock                                       Nancy L. Martin
Partner, Pennock & Cooper                              Assistant Secretary

Louis S. Sklar                                         Ofelia M. Mayo
Executive Vice President,                              Assistant Secretary
Development and Operations,
Hines Interests                                        Lisa A. Moss
Limited Partnership                                    Assistant Secretary

                                                       Kathleen J. Pflueger
                                                       Assistant Secretary


THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

     DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS     A I M Management Group Inc. has provided
                                                                               leadership in the mutual fund industry since
        MORE AGGRESSIVE                           MORE AGGRESSIVE              1976 and managed approximately $170 billion
                                                                               in assets for nine million shareholders,
AIM Small Cap Opportunities(1)     AIM Latin American Growth                   including individual investors, corporate
AIM Mid Cap Opportunities(2)       AIM Developing Markets                      clients and financial institutions, as of
AIM Large Cap Opportunities(3)     AIM European Small Company                  December 31, 2000.
AIM Emerging Growth                AIM Asian Growth                               The AIM Family of Funds--Registered
AIM Small Cap Growth(4)            AIM Japan Growth                            Trademark-- is distributed nationwide, and
AIM Aggressive Growth              AIM International Emerging Growth           AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                 AIM European Development                    complex in the United States in assets under
AIM Small Cap Equity               AIM Euroland Growth                         management, according to Strategic Insight,
AIM Capital Development            AIM Global Aggressive Growth                an independent mutual fund monitor.
AIM Constellation                  AIM International Equity                       AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends        AIM Advisor International Value             of the world's largest independent financial
AIM Select Growth                  AIM Worldwide Spectrum                      services companies with $402 billion in assets
AIM Large Cap Growth               AIM Global Trends                           under management as of December 31, 2000.
AIM Weingarten                     AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                     MORE CONSERVATIVE
AIM Charter
AIM Value                                       SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                   MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                       AIM New Technology
AIM Advisor Flex                   AIM Global Telecommunications and Technology
                                   AIM Global Infrastructure
       MORE CONSERVATIVE           AIM Global Resources
                                   AIM Global Financial Services
                                   AIM Global Health Care
                                   AIM Global Consumer Products and Services
                                   AIM Advisor Real Estate
                                   AIM Global Utilities

                                                 MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

 TAXABLE FIXED-INCOME FUNDS            TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                 MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Small Cap Opportunities Fund is closed to new investors. (2)AIM Mid Cap Opportunities Fund is closed to new investors. (3)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4)AIM Small Cap Growth Fund is closed to new investors. (5)AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
   For more complete information about any AIM fund, including the risks, sales charges and expenses, obtain the appropriate prospectus(es) from your financial advisor. Please read the prospectus(es) carefully before you invest or send money. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       MBD-SAR-1

A I M Distributors, Inc.